UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsIncome Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 44.0%					$1,846,333,191
(Cost $1,872,327,717)
Consumer discretionary 6.5%					270,999,525
Auto components 0.1%
The Goodyear Tire & Rubber Company	8.750		08-15-20	2,495,000	2,881,721
Automobiles 0.6%
Ford Motor Company	4.750		01-15-43	8,800,000	8,080,943
Ford Motor Company	6.625		10-01-28	9,828,000	11,258,387
General Motors Financial Company, Inc.	4.375		09-25-21	7,655,000	7,699,483
Hotels, restaurants and leisure 0.5%
New Red Finance, Inc. (S)	4.625		01-15-22	15,255,000	15,521,963
Starbucks Corp.	0.875		12-05-16	3,384,000	3,383,306
Internet and catalog retail 0.5%
Amazon.com, Inc.	1.200		11-29-17	4,025,000	4,020,146
QVC, Inc.	4.450		02-15-25	10,305,000	9,641,039
QVC, Inc.	5.950		03-15-43	8,760,000	7,415,708
Media 2.7%
21st Century Fox America, Inc.	6.200		12-15-34	5,645,000	6,288,129
CBS Corp.	3.500		01-15-25	21,120,000	20,484,330
CCO Holdings LLC	5.750		01-15-24	18,485,000	18,854,700
CCO Holdings LLC	7.000		01-15-19	1,402,000	1,432,423
Lamar Media Corp.	5.000		05-01-23	8,115,000	8,196,150
LIN Television Corp.	5.875		11-15-22	4,760,000	4,789,750
Outfront Media Capital LLC	5.625		02-15-24	2,430,000	2,528,707
Scripps Networks Interactive, Inc.	3.950		06-15-25	7,150,000	6,890,998
Sirius XM Radio, Inc. (S)	5.250		08-15-22	3,175,000	3,349,625
Sirius XM Radio, Inc. (S)	5.875		10-01-20	8,905,000	9,305,725
The Walt Disney Company	1.350		08-16-16	12,435,000	12,472,367
Time Warner, Inc.	3.875		01-15-26	16,490,000	16,644,379
Virgin Media Secured Finance PLC	5.250		01-15-21	2,210,000	2,339,838
Multiline retail 0.2%
Macy's Retail Holdings, Inc.	7.875		08-15-36	8,740,000	8,956,158
Specialty retail 1.7%
AutoZone, Inc.	1.300		01-13-17	8,495,000	8,498,126
L Brands, Inc.	5.625		10-15-23	13,385,000	14,255,025
L Brands, Inc. (S)	6.875		11-01-35	9,350,000	9,934,375
L Brands, Inc.	6.950		03-01-33	8,800,000	8,712,000
Lowe's Companies, Inc.	3.375		09-15-25	4,835,000	5,076,097
The Home Depot, Inc.	2.700		04-01-23	10,268,000	10,547,218
The Home Depot, Inc.	3.350		09-15-25	4,835,000	5,139,209
The Home Depot, Inc.	5.400		03-01-16	8,663,000	8,663,000
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500		12-15-22	7,700,000	7,738,500
Consumer staples 4.7%					196,572,243
Beverages 1.7%
Constellation Brands, Inc.	3.750		05-01-21	10,620,000	10,858,950
Constellation Brands, Inc.	4.250		05-01-23	16,185,000	16,771,706
The Coca-Cola Company	0.875		10-27-17	3,705,000	3,704,533
The Coca-Cola Company	1.150		04-01-18	31,620,000	31,709,579
The Coca-Cola Company	1.800		09-01-16	9,423,000	9,472,188

2SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food and staples retailing 1.1%
CVS Health Corp.	3.875		07-20-25		21,995,000	$23,529,965
Walgreens Boots Alliance, Inc. (P)	1.068		05-18-16		6,243,000	6,242,513
Walgreens Boots Alliance, Inc.	3.800		11-18-24		13,950,000	13,989,785
Food products 1.5%
Kraft Foods Group, Inc.	6.125		08-23-18		10,650,000	11,655,467
Kraft Heinz Foods Company (S)	1.600		06-30-17		2,087,000	2,084,752
Kraft Heinz Foods Company (S)	3.950		07-15-25		22,140,000	23,205,067
Kraft Heinz Foods Company (S)	4.875		02-15-25		11,970,000	13,098,101
Post Holdings, Inc. (S)	6.750		12-01-21		10,185,000	10,796,100
Tyson Foods, Inc.	6.600		04-01-16		3,220,000	3,233,595
Tobacco 0.4%
Philip Morris International, Inc.	2.500		05-16-16		7,785,000	7,817,471
Philip Morris International, Inc.	3.375		08-11-25		7,920,000	8,402,471
Energy 0.8%						31,781,981
Oil, gas and consumable fuels 0.8%
Exxon Mobil Corp.	1.305		03-06-18		11,600,000	11,580,756
Exxon Mobil Corp.	2.709		03-06-25		12,745,000	12,615,371
Petroleos Mexicanos	6.000		03-05-20		2,685,000	2,761,523
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	91,098,500	4,824,331
Financials 10.6%						445,960,627
Banks 8.2%
Asian Development Bank	3.250		07-20-17	NZD	11,375,000	7,549,798
Asian Development Bank	4.625		03-06-19	NZD	4,710,000	3,261,923
Asian Development Bank	5.000		03-09-22	AUD	9,245,000	7,433,039
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		8,130,000	8,048,700
Bank of America Corp. (P)	1.064		12-01-26		4,405,000	3,744,708
Bank of Montreal	1.400		09-11-17		5,655,000	5,670,393
BankUnited, Inc.	4.875		11-17-25		11,190,000	11,222,205
Branch Banking & Trust Company	1.450		10-03-16		4,010,000	4,021,593
Citigroup, Inc.	6.250		06-29-17	NZD	9,880,000	6,747,766
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		8,350,000	7,934,671
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		20,615,000	18,527,731
First Niagara Financial Group, Inc.	7.250		12-15-21		2,950,000	3,386,208
Inter-American Development Bank	6.500		08-20-19	AUD	12,860,000	10,427,116
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	17,190,000	2,007,650
International Bank for Reconstruction & Development	2.375		03-02-17	NOK	34,490,000	4,022,115
International Bank for Reconstruction & Development	3.500		01-22-21	NZD	12,700,000	8,490,596
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	41,910,000	5,334,366
International Bank for Reconstruction & Development	4.500		08-16-16	NZD	9,400,000	6,246,647
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,295,000	11,281,023
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	19,415,000	13,706,046
International Finance Corp.	3.250		07-22-19	AUD	21,850,000	16,039,796
International Finance Corp.	3.625		05-20-20	NZD	12,725,000	8,579,409
International Finance Corp.	3.875		02-26-18	NZD	10,482,000	7,058,901
KFW	3.750		05-29-20	NZD	6,185,000	4,187,245
KFW	6.000		08-20-20	AUD	20,620,000	16,824,822
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	13,570,000	10,132,450
National Australia Bank, Ltd.	1.875		07-23-18		4,975,000	4,980,308
National Australia Bank, Ltd.	6.000		02-15-17	AUD	15,250,000	11,236,359

SEE NOTES TO FUND'S INVESTMENTS3

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		7,100,000	$7,313,738
Regions Financial Corp.	7.375		12-10-37		4,085,000	5,263,036
Royal Bank of Canada (P)	0.832		03-08-16		5,608,000	5,607,910
Royal Bank of Canada (P)	0.919		06-21-16		9,000,000	9,004,329
Royal Bank of Canada	1.200		01-23-17		17,490,000	17,505,916
Synovus Financial Corp.	5.125		06-15-17		10,025,000	10,225,500
Synovus Financial Corp.	7.875		02-15-19		4,861,000	5,298,490
The Bank of Nova Scotia (P)	1.142		07-15-16		4,560,000	4,565,974
The Bank of Nova Scotia	1.250		04-11-17		6,325,000	6,323,735
The Bank of Nova Scotia	2.900		03-29-16		7,165,000	7,175,310
The Toronto-Dominion Bank (P)	0.792		07-13-16		4,705,000	4,705,254
US Bancorp (5.125% to 1-15-21, then 3 month LIBOR + 3.486%) (Q)	5.125		01-15-21		7,000,000	7,024,850
Westpac Banking Corp.	2.000		08-14-17		6,400,000	6,449,408
Westpac Banking Corp.	5.000		10-21-19	GBP	4,280,000	6,586,192
Westpac Banking Corp.	7.250		02-11-20	AUD	5,000,000	4,122,234
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		7,675,000	7,320,415
Capital markets 0.4%
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	12,250,000	9,067,257
The Goldman Sachs Group, Inc. (P)	1.312		12-15-17		7,000,000	6,968,318
Consumer finance 0.1%
Discover Financial Services	5.200		04-27-22		3,100,000	3,259,867
Insurance 1.1%
ACE INA Holdings, Inc.	3.350		05-03-26		8,665,000	8,871,452
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		12,365,000	15,425,338
MetLife, Inc.	6.400		12-15-66		7,690,000	7,520,512
Metropolitan Life Global Funding I (P)(S)	0.997		04-10-17		5,000,000	4,995,185
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		9,825,000	9,972,572
Real estate investment trusts 0.6%
American Tower Corp.	4.700		03-15-22		3,640,000	3,856,194
Crown Castle Towers LLC (S)	4.883		08-15-40		5,718,000	6,151,452
Hongkong Land Treasury SG	3.860		12-29-17	SGD	4,000,000	2,924,674
Host Hotels & Resorts LP	4.750		03-01-23		8,050,000	8,352,430
Host Hotels & Resorts LP	5.250		03-15-22		5,260,000	5,622,724
Real estate management and development 0.2%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	14,250,000	10,376,777
Health care 10.2%						429,312,028
Biotechnology 0.7%
AbbVie, Inc.	1.800		05-14-18		10,422,000	10,392,641
AbbVie, Inc.	3.600		05-14-25		12,375,000	12,615,261
Gilead Sciences, Inc.	3.050		12-01-16		5,353,000	5,432,546
Health care equipment and supplies 0.4%
Abbott Laboratories	2.950		03-15-25		18,980,000	18,808,516
Health care providers and services 5.4%
Anthem, Inc.	3.500		08-15-24		6,380,000	6,317,801
Cardinal Health, Inc.	3.750		09-15-25		11,595,000	12,063,531
Community Health Systems, Inc.	6.875		02-01-22		14,500,000	12,433,750
Community Health Systems, Inc.	7.125		07-15-20		7,220,000	6,498,000
DaVita HealthCare Partners, Inc.	5.125		07-15-24		21,515,000	21,891,513

4SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Express Scripts Holding Company	3.500		06-15-24		16,911,000	$16,191,369
HCA, Inc.	5.000		03-15-24		15,718,000	16,032,360
HCA, Inc.	5.250		04-15-25		2,335,000	2,405,050
HCA, Inc.	5.375		02-01-25		8,665,000	8,827,469
HCA, Inc.	7.500		02-15-22		13,650,000	15,421,770
HCA, Inc.	8.000		10-01-18		2,135,000	2,400,551
Quest Diagnostics, Inc.	4.250		04-01-24		11,395,000	11,868,599
Tenet Healthcare Corp.	4.375		10-01-21		15,988,000	15,768,165
Tenet Healthcare Corp.	6.000		10-01-20		10,080,000	10,665,900
Texas Childrens Hospital	3.368		10-01-29		7,695,000	8,221,269
UnitedHealth Group, Inc.	1.400		10-15-17		14,095,000	14,110,209
UnitedHealth Group, Inc.	1.900		07-16-18		11,820,000	11,930,422
UnitedHealth Group, Inc.	3.750		07-15-25		18,020,000	19,175,442
UnitedHealth Group, Inc.	6.000		02-15-18		6,250,000	6,775,056
WellCare Health Plans, Inc.	5.750		11-15-20		9,049,000	9,297,848
Pharmaceuticals 3.7%
Actavis Funding SCS	3.450		03-15-22		13,880,000	14,182,598
Actavis Funding SCS	3.800		03-15-25		4,385,000	4,514,985
AstraZeneca PLC	1.750		11-16-18		7,965,000	8,005,008
Eli Lilly & Company	2.750		06-01-25		12,415,000	12,643,262
Forest Laboratories LLC (S)	4.875		02-15-21		12,150,000	13,252,722
Forest Laboratories LLC (S)	5.000		12-15-21		11,360,000	12,466,884
GlaxoSmithKline Capital PLC	1.500		05-08-17		4,990,000	5,018,149
Grifols Worldwide Operations, Ltd.	5.250		04-01-22		9,000,000	9,303,750
Mallinckrodt International Finance SA (S)	5.750		08-01-22		11,525,000	11,380,938
Merck & Company, Inc. (P)	0.808		05-18-16		3,215,000	3,214,257
Merck & Company, Inc. (P)	0.978		05-18-18		11,280,000	11,290,919
Merck & Company, Inc.	1.300		05-18-18		4,947,000	4,966,645
Merck & Company, Inc.	2.750		02-10-25		24,157,000	24,309,358
Pfizer, Inc.	1.500		06-15-18		10,731,000	10,773,409
Pfizer, Inc.	6.050		03-30-17		8,020,000	8,444,106
Industrials 2.9%						122,935,705
Aerospace and defense 1.2%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21		24,185,000	25,454,713
Lockheed Martin Corp.	2.900		03-01-25		17,246,000	17,208,904
Lockheed Martin Corp.	3.100		01-15-23		5,955,000	6,113,873
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500		06-15-22		11,150,000	10,550,688
Airlines 0.1%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24		1,995,053	2,254,410
Construction and engineering 0.3%
AECOM	5.750		10-15-22		13,098,000	13,228,980
Industrial conglomerates 1.0%
3M Company	3.000		08-07-25		8,815,000	9,235,238
General Electric Company	4.250		01-17-18	NZD	5,330,000	3,565,543
General Electric Company	4.875		04-05-16	SEK	69,000,000	8,094,804
General Electric Company	6.250		09-29-20	GBP	1,570,000	2,602,105
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21		19,122,000	19,576,148
Road and rail 0.1%
Union Pacific Corp.	3.250		08-15-25		4,825,000	5,050,299

SEE NOTES TO FUND'S INVESTMENTS5

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology 3.7%						$155,945,254
Electronic equipment, instruments and components 0.5%
Zebra Technologies Corp.	7.250		10-15-22		22,080,000	23,018,400
IT services 0.4%
IBM Corp. (P)	0.810		02-06-18		7,620,000	7,577,770
IBM Corp.	1.950		02-12-19		4,459,000	4,507,848
IBM Corp.	2.750		12-21-20	GBP	4,025,000	5,852,622
Semiconductors and semiconductor equipment 0.6%
Intel Corp.	1.350		12-15-17		4,140,000	4,165,730
Intel Corp.	3.700		07-29-25		8,765,000	9,465,709
Micron Technology, Inc.	5.875		02-15-22		13,530,000	12,429,335
Software 0.8%
Activision Blizzard, Inc. (S)	5.625		09-15-21		5,290,000	5,561,113
Microsoft Corp.	3.125		11-03-25		19,590,000	20,582,606
Oracle Corp.	1.200		10-15-17		5,755,000	5,770,631
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	0.450		05-03-16		17,700,000	17,699,292
Apple, Inc. (P)	0.690		05-05-17		5,620,000	5,615,920
Apple, Inc.	3.200		05-13-25		32,605,000	33,698,278
Materials 2.3%						97,526,340
Construction materials 0.5%
Cemex Finance LLC (S)	9.375		10-12-22		8,115,000	8,520,750
Cemex SAB de CV (S)	6.125		05-05-25		14,450,000	13,005,000
Containers and packaging 1.6%
Ball Corp.	4.000		11-15-23		18,070,000	17,618,250
Ball Corp.	5.250		07-01-25		5,380,000	5,608,650
Crown Americas LLC	4.500		01-15-23		11,700,000	11,934,000
Crown Cork & Seal Company, Inc.	7.375		12-15-26		2,273,000	2,426,428
Sealed Air Corp. (S)	4.875		12-01-22		8,875,000	9,141,250
Sealed Air Corp. (S)	5.125		12-01-24		9,275,000	9,622,813
Sealed Air Corp. (S)	6.500		12-01-20		11,010,000	12,331,200
Metals and mining 0.2%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,985,000	4,535,065
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		2,400,000	2,782,934
Telecommunication services 1.1%						46,950,168
Diversified telecommunication services 0.8%
SingTel Group Treasury Pte, Ltd.	4.500		09-08-21		4,255,000	4,756,039
T-Mobile USA, Inc.	6.125		01-15-22		11,720,000	12,071,600
T-Mobile USA, Inc.	6.250		04-01-21		4,814,000	5,042,665
T-Mobile USA, Inc.	6.625		04-01-23		3,000,000	3,135,000
T-Mobile USA, Inc.	6.836		04-28-23		3,090,000	3,213,600
Verizon Communications, Inc.	4.272		01-15-36		7,617,000	6,988,986
Wireless telecommunication services 0.3%
America Movil SAB de CV	7.125		12-09-24	MXN	133,000,000	6,917,761
SBA Tower Trust (S)	5.101		04-15-42		4,770,000	4,824,517
Utilities 1.2%						48,349,320
Electric utilities 0.6%
E.ON International Finance BV	6.000		10-30-19	GBP	2,100,000	3,276,745
FirstEnergy Transmission LLC (S)	4.350		01-15-25		21,200,000	22,128,369

6SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	600,000	$946,655
Multi-utilities 0.3%
NiSource Finance Corp.	5.650		02-01-45		10,030,000	11,602,313
Water utilities 0.3%
American Water Capital Corp.	3.400		03-01-25		9,904,000	10,395,238
Convertible bonds 0.6%						$26,000,250
(Cost $25,523,592)
Consumer discretionary 0.1%						4,699,188
Household durables 0.1%
Jarden Corp.	1.125		03-15-34		4,025,000	4,699,188
Financials 0.1%						5,604,931
Insurance 0.1%
Fidelity National Financial, Inc.	4.250		08-15-18		1,750,000	3,157,656
Thrifts and mortgage finance 0.0%
MGIC Investment Corp.	2.000		04-01-20		2,120,000	2,447,275
Health care 0.3%						12,172,225
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42		6,760,000	12,172,225
Information technology 0.1%						3,523,906
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	3.250		08-01-39		2,375,000	3,523,906
Foreign government obligations 23.5%						$985,397,186
(Cost $1,046,541,420)
Australia 4.5%						187,074,838
New South Wales Treasury Corp.	6.000		05-01-20	AUD	46,425,000	38,485,156
New South Wales Treasury Corp.	6.000		03-01-22	AUD	19,470,000	16,822,732
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	53,265,000	40,342,226
Queensland Treasury Corp.	5.500		06-21-21	AUD	33,095,000	27,324,184
Queensland Treasury Corp.	6.000		04-21-16	AUD	45,283,000	32,490,840
Queensland Treasury Corp.	6.250		02-21-20	AUD	38,340,000	31,609,700
Canada 3.5%						148,779,196
Canada Housing Trust No. 1 (S)	2.750		06-15-16	CAD	48,270,000	35,901,035
Export Development Canada	3.500		02-20-18	NZD	9,440,000	6,309,230
Export Development Canada	4.875		01-24-19	NZD	9,630,000	6,695,088
Government of Canada	1.250		03-01-18	CAD	29,950,000	22,457,409
Government of Canada	1.500		02-01-17	CAD	103,805,000	77,416,434
Finland 0.1%						4,943,768
Nordic Investment Bank	1.375		07-15-20	NOK	42,390,000	4,943,768
Mexico 3.0%						125,080,703
Government of Mexico	4.600		01-23-46		19,615,000	17,996,763
Government of Mexico	4.750		06-14-18	MXN	161,760,000	8,934,006
Government of Mexico	6.500		06-10-21	MXN	334,600,000	19,238,190
Government of Mexico	8.000		12-07-23	MXN	310,720,000	19,376,605
Government of Mexico	8.500		12-13-18	MXN	159,239,000	9,598,730
Government of Mexico	10.000		12-05-24	MXN	709,513,000	49,936,409

SEE NOTES TO FUND'S INVESTMENTS7

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
New Zealand 4.3%						$182,445,751
Dominion of New Zealand	3.000		04-15-20	NZD	36,140,000	24,370,433
Dominion of New Zealand	5.000		03-15-19	NZD	69,935,000	49,710,966
Dominion of New Zealand	6.000		12-15-17	NZD	58,050,000	40,761,999
Dominion of New Zealand	6.000		05-15-21	NZD	59,025,000	45,555,837
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	15,900,000	11,119,380
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	15,685,000	10,927,136
Norway 1.6%						66,766,514
Government of Norway (S)	3.750		05-25-21	NOK	133,330,000	17,630,891
Government of Norway (S)	4.250		05-19-17	NOK	101,235,000	12,156,250
Government of Norway (S)	4.500		05-22-19	NOK	285,721,000	36,979,373
Philippines 2.3%						94,975,665
Republic of Philippines	3.375		08-20-20	PHP	580,000,000	12,106,887
Republic of Philippines	4.625		09-09-40	PHP	154,757,000	3,170,149
Republic of Philippines	4.950		01-15-21	PHP	608,000,000	13,109,938
Republic of Philippines	5.875		12-16-20	PHP	609,320,800	14,025,565
Republic of Philippines	6.250		01-14-36	PHP	252,000,000	5,775,252
Republic of Philippines	6.500		04-28-21	PHP	678,000,000	15,751,373
Republic of Philippines	8.000		07-19-31	PHP	780,175,000	23,463,562
Republic of Philippines	8.125		12-16-35	PHP	254,043,000	7,572,939
Singapore 2.3%						95,892,734
Republic of Singapore	2.375		04-01-17	SGD	49,405,000	35,687,382
Republic of Singapore	2.500		06-01-19	SGD	27,740,000	20,492,994
Republic of Singapore	3.250		09-01-20	SGD	52,190,000	39,712,358
South Korea 0.1%						5,741,079
Korea Treasury Bond Coupon Strips	3.286		09-10-18	KRW	1,205,430,000	939,441
Korea Treasury Bond Coupon Strips	3.287		03-10-18	KRW	1,205,430,000	946,419
Korea Treasury Bond Coupon Strips	3.296		03-10-17	KRW	1,205,430,000	960,394
Korea Treasury Bond Coupon Strips	3.297		09-10-17	KRW	1,205,430,000	953,361
Korea Treasury Bond Coupon Strips	3.309		09-10-16	KRW	1,205,430,000	967,186
Korea Treasury Bond Coupon Strips	3.315		03-10-16	KRW	1,205,430,000	974,278
Sweden 1.8%						73,696,938
Kingdom of Sweden	1.500		11-13-23	SEK	289,590,000	36,932,572
Kingdom of Sweden	3.500		06-01-22	SEK	132,940,000	18,793,841
Kingdom of Sweden	5.000		12-01-20	SEK	55,650,000	8,092,297
Kommuninvest I Sverige AB	2.500		12-01-20	SEK	77,700,000	9,878,228
Capital preferred securities 1.3%						$54,701,240
(Cost $56,281,704)
Financials 1.3%						54,701,240
Banks 1.3%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		03-18-16	15,810,000		11,067,000
USB Capital IX (P)(Q)	3.500		04-04-16	22,163,000		15,915,804
Wachovia Capital Trust III (P)(Q)	5.570		04-04-16	28,790,000		27,718,436
Municipal bonds 7.1%						$295,979,034
(Cost $289,111,673)
Amherst College (Massachusetts)	4.100		11-01-45		7,550,000	8,011,652
City of Houston (Texas)	6.290		03-01-32		11,325,000	14,062,253
Cobb-Marietta Coliseum & Exhibit Hall Authority (Georgia)	4.500		01-01-47		4,770,000	4,995,812
Denver City & County School District No 1 (Colorado)	3.098		12-15-24		11,415,000	11,959,838
Duke University (North Carolina)	4.077		10-01-48		6,170,000	6,555,267
Energy Northwest (Washington)	2.814		07-01-24		11,960,000	12,186,522

8SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Banks (continued)
Florida State Board of Administration Finance Corp.	2.638		07-01-21	15,580,000	$15,697,629
Health & Educational Facilities Authority of the State of Missouri	3.471		01-15-36	12,605,000	12,606,513
Kansas Development Finance Authority	3.491		04-15-23	6,445,000	6,739,279
Kansas Development Finance Authority	3.641		04-15-24	7,155,000	7,515,111
Massachusetts Institute of Technology	3.308		07-01-26	8,705,000	9,345,331
Massachusetts Institute of Technology	3.959		07-01-38	11,221,000	12,035,465
Port of Morrow (Oregon)	3.097		09-01-23	13,470,000	14,101,878
President and Fellows of Harvard College	4.875		10-15-40	6,075,000	7,441,650
Princeton University (New Jersey)	5.700		03-01-39	9,270,000	12,447,024
Stanford University (California)	3.460		05-01-47	10,215,000	10,252,489
State of Connecticut	5.090		10-01-30	5,175,000	5,993,685
State of Georgia	4.250		02-01-30	5,615,000	6,114,847
State of Georgia	4.503		11-01-25	9,765,000	11,120,382
State of Maryland	4.400		03-01-23	4,910,000	5,684,356
State of Mississippi	5.539		10-01-29	7,750,000	9,686,648
State of Oregon	5.742		08-01-24	6,275,000	7,514,689
State of Texas	2.831		10-01-25	1,305,000	1,339,361
State of Texas	3.011		10-01-26	1,760,000	1,816,742
State of Texas	3.311		10-01-28	3,650,000	3,740,885
State of Utah	4.554		07-01-24	8,055,000	9,279,763
State of Washington	1.430		08-01-19	6,370,000	6,411,087
Texas Transportation Commission State Highway Fund	5.028		04-01-26	10,600,000	12,541,390
University of North Carolina at Chapel Hill	2.679		12-01-27	13,655,000	13,598,741
University of North Carolina at Chapel Hill	3.847		12-01-34	3,450,000	3,666,108
University of Texas	3.780		07-01-45	10,570,000	11,172,173
University of Texas	3.852		08-15-46	8,080,000	8,653,114
University of Texas	5.094		08-15-30	4,245,000	5,146,129
Virginia Housing Development Authority	3.250		06-25-42	6,533,396	6,545,221
Collateralized mortgage obligations 7.0%					$295,363,887
(Cost $295,830,767)
Commercial and residential 6.2%					262,157,679
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.968		04-25-35	3,087,408	3,049,077
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	2,040,000	1,950,413
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.596		04-14-33	5,220,000	4,286,588
Banc of America Commercial Mortgage Trust
Series 2006-4, Class AM	5.675		07-10-46	5,850,000	5,920,919
Series 2006-5, Class AM	5.448		09-10-47	5,104,000	5,162,866
Barclays Commercial Mortgage Series 2015-STP, Class A (S)	3.323		09-10-28	9,190,000	9,457,211
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.893		01-25-35	3,850,640	3,493,070
Series 2005-2, Class A1 (P)	3.090		03-25-35	2,193,318	2,181,755
Series 2005-5, Class A2 (P)	2.480		08-25-35	3,799,996	3,782,516
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.136		01-25-35	1,628,752	1,568,764
Series 2004-7, Class 1A1 (P)	2.898		08-25-34	3,506,657	3,518,417
Series 2004-8, Class 1A (P)	1.136		09-25-34	450,709	432,021
Series 2004-8, Class 2A (P)	1.116		09-25-34	5,852,093	5,497,352
Series 2005-7, Class 11A1 (P)	0.976		08-25-35	2,753,030	2,590,502
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	3.927		03-10-33	4,767,000	4,215,327

SEE NOTES TO FUND'S INVESTMENTS9

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.653		02-25-37	1,610,177	$1,601,616
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898		03-10-31	8,550,000	8,208,498
Commercial Mortgage Trust (Deutsche Bank) Series 2007-C9, Class A4 (P)	5.813		12-10-49	3,259,716	3,386,422
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639		11-15-34	10,595,000	11,134,984
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.853		09-19-44	20,166,207	1,615,091
Series 2005-AR2, Class X2 IO	2.386		03-19-45	37,593,249	3,252,918
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-19	6,035,000	5,706,790
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.877		07-10-38	4,012,000	4,014,461
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 (P)	2.802		09-25-35	6,380,625	6,359,639
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.027		05-19-35	14,368,588	1,113,341
Series 2005-9, Class 2A1C (P)	0.882		06-20-35	5,482,191	4,973,490
Series 2007-3, Class ES IO (S)	0.350		05-19-47	31,316,154	492,948
Series 2007-4, Class ES IO	0.350		07-19-47	32,802,063	480,550
Series 2007-6, Class ES IO (S)	0.342		08-19-37	25,294,647	324,050
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.179		11-05-30	4,053,013	4,012,924
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	8,045,000	8,020,920
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (S)	4.155		08-05-34	13,910,000	14,660,621
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.058		10-25-36	40,243,421	3,869,007
Series 2005-AR18, Class 2X IO	1.704		10-25-36	41,978,304	2,574,181
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.930		04-15-45	875,000	878,003
Series 2014-FBLU, Class D (P) (S)	3.027		12-15-28	4,325,000	4,115,022
Series 2014-INN, Class F (P) (S)	4.431		06-15-29	4,660,000	4,472,949
Series 2015-SGP, Class A (P) (S)	2.127		07-15-36	8,290,000	8,238,837
Series 2015-UES, Class A (S)	2.933		09-05-32	8,200,000	8,468,078
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (P)	2.786		07-25-35	3,420,969	3,384,777
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	8,770,000	8,893,528
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.321		12-25-34	1,394,436	1,389,801
Series 2005-2, Class 1A (P)	1.904		10-25-35	5,529,984	5,323,975
Series 2005-A2, Class A2 (P)	2.643		02-25-35	2,392,649	2,381,508
Series 2006-3, Class 2A1 (P)	2.467		10-25-36	1,772,416	1,724,802
Series 2007-1, Class 2A1 (P)	2.768		01-25-37	10,672,844	10,395,196
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	2,474,597	2,497,647
Morgan Stanley Capital I Trust Series 2007-IQ13, Class A4	5.364		03-15-44	8,460,000	8,629,181
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.587		10-25-34	2,022,528	1,975,966
Series 2004-9, Class 1A (P)	5.502		11-25-34	2,140,245	2,193,588
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.746		11-25-35	2,509,659	2,329,167

10SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-35	6,695,000	$5,486,937
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (P)	2.568		08-25-34	7,903,001	7,871,631
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.592		12-25-33	2,246,699	2,194,481
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (P)	2.530		10-25-33	9,766,467	9,807,880
Series 2004-AR14, Class A1 (P)	2.581		01-25-35	4,154,073	4,142,016
Series 2005-AR19, Class A1A2 (P)	0.726		12-25-45	3,666,662	3,224,261
Series 2005-AR6, Class 2A1A (P)	0.666		04-25-45	3,624,702	3,365,565
Series 2005-AR8, Class 2AB2 (P)	0.856		07-25-45	3,917,683	3,427,443
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.851		12-25-34	2,456,386	2,436,191
U.S. Government Agency 0.8%					33,206,208
Federal Home Loan Mortgage Corp. Series 2015-DNA1, Class M2 (P)	2.286		10-25-27	6,280,000	6,131,494
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	9,815,874	1,107,302
Series 2013-46, Class MI IO	3.500		05-25-43	43,351,245	6,073,163
Series 2014-C02, Class 1M1 (P)	1.386		05-25-24	4,245,155	4,192,432
Series 2015-C04, Class 1M1 (P)	2.036		04-25-28	6,422,689	6,403,609
Series 2015-C04, Class 2M1 (P)	2.136		04-25-28	3,663,608	3,663,607
Series 402, Class 3 IO	4.000		11-25-39	2,323,755	341,192
Series 402, Class 4 IO	4.000		10-25-39	3,547,322	519,713
Series 402, Class 7 IO	4.500		11-25-39	4,470,697	675,470
Series 406, Class 3 IO	4.000		01-25-41	5,467,945	876,830
Series 407, Class 4 IO	4.500		03-25-41	8,286,459	1,354,789
Series 407, Class 7 IO	5.000		03-25-41	6,916,210	1,229,646
Series 407, Class 8 IO	5.000		03-25-41	3,538,501	636,961
Asset backed securities 4.6%					$195,001,676
(Cost $196,375,196)
American Express Credit Account Master Trust Series 2014-3, Class A	1.490		04-15-20	11,150,000	11,209,403
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	18,573,000	18,655,145
BA Credit Card Trust Series 2015-A1, Class A (P)	0.757		06-15-20	1,315,000	1,315,540
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3	0.960		09-16-19	3,435,000	3,437,159
Series 2014-A2, Class A2	1.260		01-15-20	5,815,000	5,827,071
Series 2014-A5, Class A	1.480		07-15-20	2,297,000	2,307,479
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160		06-17-19	3,830,000	3,828,121
Chase Issuance Trust Series 2014-A7, Class A	1.380		11-15-19	11,395,000	11,443,708
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650		09-20-19	5,135,000	5,476,322
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	13,043,794	13,245,500
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	22,354,200	22,047,947
Discover Card Execution Note Trust Series 2014-A3, Class A3	1.220		10-15-19	15,715,000	15,746,718

SEE NOTES TO FUND'S INVESTMENTS11

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Discover Card Master Trust Series 2007-A1, Class A1	5.650		03-16-20	6,353,000	$6,787,432
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	16,473,713	16,283,235
Equifirst Mortgage Loan Trust Series 2015-1, Class M2 (P)	1.111		04-25-35	9,505,000	9,217,108
Ford Credit Auto Owner Trust Series 2015-A, Class A4	1.640		06-15-20	7,012,000	7,053,272
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.806		10-25-35	15,344,578	14,525,530
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.936		06-25-33	1,599,928	1,532,504
Honda Auto Receivables Owner Trust Series 2014-1, Class A3	0.670		11-21-17	1,020,032	1,018,721
Nissan Auto Receivables Owner Trust Series 2015-A, Class A3	1.050		10-15-19	2,835,000	2,831,060
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	5,518,170	5,697,435
Toyota Auto Receivables Owner Trust Series 2014-B, Class A3	0.760		03-15-18	3,232,611	3,228,773
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	12,583,463	12,286,493
				Shares	Value
Common stocks 0.0%					$0
(Cost $3,539,176)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				300,118	0
Preferred securities 5.8%					$242,750,116
(Cost $233,672,195)
Consumer staples 0.8%					31,908,546
Food products 0.8%
	Post Holdings, Inc., 5.250%			123,445	15,568,883
	Tyson Foods, Inc., 4.750%			226,625	16,339,663
Financials 3.5%					146,843,724
Banks 2.4%
	First Niagara Financial Group, Inc. (8.6250% to 2-15-17, then 3 month LIBOR + 7.327%)			429,350	11,352,014
	First Tennessee Bank NA, 3.750% (S)			18,420	12,092,155
	M&T Bank Corp., Series A, 6.375%			7,985	8,064,850
	M&T Bank Corp., Series C, 6.375%			495	504,900
	Regions Financial Corp., 6.375%			392,420	9,947,847
	Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)			333,527	9,268,715
	U.S. Bancorp, 3.500%			13,280	10,026,400
	U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)			385,125	11,133,964
	Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			440,630	11,231,659
	Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)			528,607	15,049,441
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			154,580	4,317,419
Insurance 0.5%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)			610,325	19,347,303
Real estate investment trusts 0.6%
	Crown Castle International Corp., 4.500%			137,360	14,594,500
	Weyerhaeuser Company, 6.375%			213,265	9,912,557

12SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Shares	Value
Utilities 1.5%		$63,997,846
Electric utilities 0.7%
Exelon Corp., 6.500%	314,254	13,937,165
NextEra Energy, Inc., 5.799%	80,789	4,703,536
NextEra Energy, Inc., 6.371%	205,054	11,380,497
Multi-utilities 0.8%
Dominion Resources, Inc., 6.000%	361,580	19,890,516
Dominion Resources, Inc., 6.375%	290,316	14,086,132
	Par value^	Value
Short-term investments 4.8%		$201,962,000
(Cost $201,962,000)
Repurchase agreement 4.8%		201,962,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $184,555,538 on 3-1-16, collateralized by $168,783,100 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.500% due 7-15-16 to 1-15-22 (valued at $188,129,256, including interest) and $91,900 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $117,493, including interest)	184,554,000	184,554,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $17,408,015 on 3-1-16, collateralized by $17,825,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $17,758,156, including interest)	17,408,000	17,408,000
Total investments (Cost $4,221,165,440)† 98.7%		$4,143,488,580
Other assets and liabilities, net 1.3%		$55,242,133
Total net assets 100.0%		$4,198,730,713

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
Key to Security Abbreviation and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $623,440,853 or 14.9% of the fund's net assets as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $4,244,297,506. Net unrealized depreciation aggregated to $100,808,926, of which $81,913,698 related to appreciated investment securities and $182,722,624 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,846,333,191	—	$1,846,333,191	—
Convertible bonds	26,000,250	—	26,000,250	—
Foreign government obligations	985,397,186	—	985,397,186	—
Capital preferred securities	54,701,240	—	54,701,240	—
Municipal bonds	295,979,034	—	295,979,034	—
Collateralized mortgage obligations	295,363,887	—	295,363,887	—
Asset backed securities	195,001,676	—	195,001,676	—
Preferred securities	242,750,116	$215,089,078	27,661,038	—
Short-term investments	201,962,000	—	201,962,000	—
Total investments in securities	$4,143,488,580	$215,089,078	$3,928,399,502	—
Other financial instruments
Futures	$307,666	$307,666	—	—
Forwards	$5,519,768	—	$5,519,768	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       14

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 29, 2016, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at February 29, 201:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	354	Short	Jun 2016	($58,551,729)	($58,244,063)	$307,666

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	347,173,437	USD	249,103,885	Australia and New Zealand Banking Group	3/2/2016	—	($1,308,881)	($1,308,881)
CAD	62,534,452	USD	43,900,000	Goldman Sachs Bank USA	3/2/2016	$2,319,059	—	2,319,059
CAD	235,493,112	USD	169,700,000	Royal Bank of Canada	3/2/2016	4,352,375	—	4,352,375
CAD	69,469,623	USD	48,775,000	State Street Bank and Trust Company	3/2/2016	2,569,826	—	2,569,826
CAD	64,411,478	USD	45,200,000	Toronto Dominion Bank	3/2/2016	2,406,364	—	2,406,364
GBP	13,927,999	USD	19,415,631	HSBC Bank USA	3/2/2016	—	(29,939)	(29,939)
JPY	14,643,628,012	USD	131,491,602	Goldman Sachs Bank USA	3/2/2016	—	(1,620,394)	(1,620,394)
NOK	693,592,756	USD	79,999,165	Goldman Sachs Bank USA	3/2/2016	—	(298,762)	(298,762)
SEK	655,587,592	USD	77,279,754	Citibank N.A.	3/2/2016	—	(708,967)	(708,967)
SGD	97,250,000	JPY	7,862,382,262	State Street Bank and Trust Company	3/2/2016	—	(561,935)	(561,935)
SGD	12,375,000	JPY	1,001,682,000	HSBC Bank USA	3/2/2016	—	(82,139)	(82,139)
SGD	16,177,644	USD	11,490,000	State Street Bank and Trust Company	3/2/2016	16,148	—	16,148
SGD	267,833,389	USD	189,996,688	HSBC Bank USA	3/2/2016	496,477	—	496,477
USD	249,390,352	AUD	347,173,438	Australia and New Zealand Banking Group	3/2/2016	1,595,348	—	1,595,348
USD	262,645,985	AUD	367,280,797	Australia and New Zealand Banking Group	5/18/2016	1,408,672	—	1,408,672

       15

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	285,369,836	CAD	397,932,768	Royal Bank of Canada	3/2/2016	—	(8,741,285)	(8,741,285)
USD	24,387,500	CAD	34,343,453	State Street Bank and Trust Company	3/2/2016	—	(995,661)	(995,661)
USD	20,899,172	GBP	13,927,999	HSBC Bank USA	3/2/2016	1,513,480	—	1,513,480
USD	19,421,063	GBP	13,927,999	HSBC Bank USA	5/18/2016	29,939	—	29,939
USD	51,000,000	JPY	5,779,563,750	State Street Bank and Trust Company	3/2/2016	—	(257,716)	(257,716)
USD	131,805,833	JPY	14,643,628,012	Goldman Sachs Bank USA	5/18/2016	1,629,103	—	1,629,103
USD	4,591,953	NOK	39,656,110	Deutsche Bank AG London	3/2/2016	35,089	—	35,089
USD	74,382,299	NOK	653,936,647	Goldman Sachs Bank USA	3/2/2016	—	(761,239)	(761,239)
USD	84,111,497	NOK	729,598,959	Goldman Sachs Bank USA	5/18/2016	308,958	—	308,958
USD	266,894,074	NZD	404,171,004	State Street Bank and Trust Company	3/2/2016	585,803	—	585,803
USD	274,826,318	NZD	416,293,310	State Street Bank and Trust Company	5/18/2016	1,749,650	—	1,749,650
USD	75,452,013	SEK	640,587,592	Citibank N.A.	3/2/2016	633,184	—	633,184
USD	1,768,795	SEK	15,000,000	HSBC Bank USA	3/2/2016	16,837	—	16,837
USD	82,662,640	SEK	699,514,195	Citibank N.A.	5/18/2016	717,286	—	717,286
USD	278,644,413	SGD	393,636,033	HSBC Bank USA	3/2/2016	—	(1,324,317)	(1,324,317)
USD	4,086,599	SGD	5,745,758	State Street Bank and Trust Company	5/18/2016	8,209	—	8,209
USD	164,336,905	SGD	231,777,484	HSBC Bank USA	5/18/2016	—	(180,804)	(180,804)
						$22,391,807	($16,872,039)	$5,519,768

Currency abbreviations
AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
NOK	Norwegian Krone	USD	United States Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q3	02/16
This report is for the information of the shareholders of John Hancock Income Fund.		4/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2016